Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0002129284
Registrant Name	American Eagle Gold Corp.
Form Type	SC 14D-1F
Submission Type	SC14D1F
Fee Exhibit Type	EX-FILING FEES